OLD MUTUAL FUNDS I

Supplement Dated May 20, 2011

This Supplement updates certain information contained in the currently effective Prospectus, dated November 23, 2010 (the “Prospectus”), for the Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (the “Portfolios”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective following the close of business on May 20, 2011, the Old Mutual Strategic Small Company Fund, an underlying fund in which the Portfolios invest, changed its name to the Old Mutual Copper Rock International Small Cap Fund.  All references in the Prospectus to the Old Mutual Strategic Small Company Fund are hereby replaced with references to the Old Mutual Copper Rock International Small Cap Fund.

Effective following the close of business on May 20, 2011, the Old Mutual Copper Rock International Small Cap Fund changed its investment strategy from a domestic small cap strategy to an international small cap strategy.  The paragraph entitled “Old Mutual Strategic Small Company Fund”, located in the Section entitled “The Underlying Funds – Equity Funds”, containing a summary of the investment objective and strategy of the Fund, is hereby replaced with the following paragraph:

Old Mutual Copper Rock International Small Cap Fund – The investment objective of the fund is to seek to provide investors with capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. small-cap companies, including companies located in countries with emerging markets.  For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the S&P Developed ex-U.S. SmallCap Index.  As of September 17, 2010, the S&P Developed ex-U.S. SmallCap Index included companies with market capitalizations between approximately $13.2 million and $12.4 billion.

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Distributed by Old Mutual Investment Partners
R-11-013 05/2011

OLD MUTUAL FUNDS I

Supplement Dated May 20, 2011

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 23, 2010, for the Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (the “Asset Allocation Portfolios”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The table contained in the section entitled “Trustees and Officers of the Trust – Officers” is hereby replaced with the following table:

Name and Age*	Position Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Julian F. Sluyters Age: 50	President and Principal Executive Officer	Since 2006
Chief Executive Officer, June 2008 – present, President, October 2006 – present, and Chief Operating Officer, October 2006 – June 2008, Old Mutual Capital, Inc. President, Chief Financial Officer and Treasurer, Old Mutual Fund Services, October 2006 – present.  President, November 2008 – present, Old Mutual Investment Partners. President and Chief Executive Officer, Scudder family of funds, 2004 - December 2005.

Robert T. Kelly Age: 41	Treasurer and Principal Financial Officer	Since 2006
Vice President, June 2007 – present, Old Mutual Capital, Inc. and Vice President, October 2006 – present, Old Mutual Fund Services. Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - February 2006.

Kathryn A. Burns Age: 34	Vice President, Chief Compliance Officer and Assistant Treasurer	Chief Compliance Officer since March 2010; Assistant Treasurer since 2006
Chief Compliance Officer, March 2010 – present, Vice President, January 2010 – present, Regulatory Reporting Manager, August 2006 – present, and Assistant Vice President, January 2009 – January 2010, Old Mutual Fund Services.  Chief Compliance Officer, March 2010 – present and Vice President, January 2010 – present, Old Mutual Capital, Inc.  Manager, 2004 - July 2006, PricewaterhouseCoopers LLP.

Kathryn L. Santoro Age: 37	Vice President and Secretary	Secretary May 2011 – present; Assistant Secretary 2007 – May 2011
Vice President and General Counsel, May 2011 – present, Vice President and Associate General Counsel January 2009 – May 2011, and Associate Counsel, November 2005 – January 2009, Old Mutual Capital, Inc.  Associate Attorney, Hall & Evans, LLC, 2004 - 2005.

*	The address for each of the officers of the Trust is 4643 South Ulster Street, Suite 700, Denver, Colorado 80237.

**	Each officer of the Trust shall serve until such time as his or her successor is duly elected and qualified.

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Funds distributed by Old Mutual Investment Partners
R-11-019  05/2011

OLD MUTUAL FUNDS I

Supplement Dated May 20, 2011

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 23, 2010, for the Old Mutual Analytic Fund, Old Mutual Copper Rock Emerging Growth Fund, and Old Mutual International Equity Fund (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The table contained in the section entitled “Trustees and Officers of the Trust – Officers” is hereby replaced with the following table:

Name and Age*	Position Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Julian F. Sluyters Age: 50	President and Principal Executive Officer	Since 2006
Chief Executive Officer, June 2008 – present, President, October 2006 – present, and Chief Operating Officer, October 2006 – June 2008, Old Mutual Capital, Inc. President, Chief Financial Officer and Treasurer, Old Mutual Fund Services, October 2006 – present.  President, November 2008 – present, Old Mutual Investment Partners. President and Chief Executive Officer, Scudder family of funds, 2004 - December 2005.

Robert T. Kelly Age: 41	Treasurer and Principal Financial Officer	Since 2006
Vice President, June 2007 – present, Old Mutual Capital, Inc. and Vice President, October 2006 – present, Old Mutual Fund Services. Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - February 2006.

Kathryn A. Burns Age: 34	Vice President, Chief Compliance Officer and Assistant Treasurer	Chief Compliance Officer since March 2010; Assistant Treasurer since 2006
Chief Compliance Officer, March 2010 – present, Vice President, January 2010 – present, Regulatory Reporting Manager, August 2006 – present, and Assistant Vice President, January 2009 – January 2010, Old Mutual Fund Services.  Chief Compliance Officer, March 2010 – present and Vice President, January 2010 – present, Old Mutual Capital, Inc.  Manager, 2004 - July 2006, PricewaterhouseCoopers LLP.

Kathryn L. Santoro Age: 37	Vice President and Secretary	Secretary May 2011 – present; Assistant Secretary 2007 – May 2011
Vice President and General Counsel, May 2011 – present, Vice President and Associate General Counsel January 2009 – May 2011, and Associate Counsel, November 2005 – January 2009, Old Mutual Capital, Inc.  Associate Attorney, Hall & Evans, LLC, 2004 - 2005.

*	The address for each of the officers of the Trust is 4643 South Ulster Street, Suite 700, Denver, Colorado 80237.

**	Each officer of the Trust shall serve until such time as his or her successor is duly elected and qualified.

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Funds distributed by Old Mutual Investment Partners
R-11-020  05/2011